Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 82.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The)(a)
02/01/2026	2.750%	9,240,000	9,201,168
Raytheon Technologies Corp.(b)
03/15/2022	2.800%	4,840,000	4,982,838
Total			14,184,006
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	3,000,000	3,099,390
Banking 7.2%
American Express Co.
05/20/2022	2.750%	4,985,000	5,157,803
02/27/2023	3.400%	4,120,000	4,387,982
Bank of America Corp.(c)
02/13/2026	2.015%	6,375,000	6,601,269
Bank of Montreal
03/26/2022	2.900%	5,900,000	6,109,616
Citigroup, Inc.(c)
04/08/2026	3.106%	4,120,000	4,448,365
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	7,975,000	8,668,650
JPMorgan Chase & Co.(c)
03/13/2026	2.005%	12,120,000	12,602,695
Morgan Stanley(c)
04/28/2026	2.188%	6,605,000	6,925,559
Wells Fargo & Co.(c)
04/30/2026	2.188%	7,925,000	8,247,853
Wells Fargo Bank NA
10/22/2021	3.625%	4,610,000	4,746,046
Total			67,895,838
Cable and Satellite 2.9%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	3,543,000	3,754,229
07/23/2025	4.908%	10,222,000	11,767,462
Sky PLC(b)
09/16/2024	3.750%	11,125,000	12,381,375
Total			27,903,066
Consumer Products 0.2%
Unilever Capital Corp.
09/14/2023	0.375%	1,781,000	1,783,114
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 2.6%
Carrier Global Corp.(b)
02/15/2025	2.242%	11,640,000	12,171,511
General Electric Co.
05/01/2027	3.450%	6,820,000	7,224,891
Honeywell International, Inc.
08/19/2022	0.483%	5,625,000	5,632,140
Total			25,028,542
Electric 20.1%
AEP Texas, Inc.
10/01/2022	2.400%	11,375,000	11,748,835
American Electric Power Co., Inc.
11/13/2020	2.150%	3,753,000	3,755,477
12/01/2021	3.650%	1,548,000	1,600,476
CenterPoint Energy Houston Electric LLC
06/01/2021	1.850%	2,765,000	2,785,903
CenterPoint Energy, Inc.
09/01/2024	2.500%	10,676,000	11,307,184
CMS Energy Corp.
03/01/2024	3.875%	8,260,000	8,989,999
11/15/2025	3.600%	9,345,000	10,366,413
DTE Energy Co.
06/01/2024	3.500%	3,111,000	3,368,297
10/01/2026	2.850%	11,935,000	12,953,395
Duke Energy Corp.
08/15/2027	3.150%	1,539,000	1,690,919
Edison International
11/15/2024	3.550%	1,850,000	1,954,324
Emera U.S. Finance LP
06/15/2021	2.700%	4,611,000	4,665,385
06/15/2026	3.550%	15,831,000	17,600,226
Entergy Corp.
09/15/2025	0.900%	2,905,000	2,905,221
Eversource Energy
10/01/2024	2.900%	12,065,000	13,000,254
01/15/2025	3.150%	1,215,000	1,322,200
08/15/2025	0.800%	3,730,000	3,701,623
FirstEnergy Corp.
07/15/2027	3.900%	10,475,000	11,165,220
Georgia Power Co.
07/30/2023	2.100%	8,380,000	8,748,131
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	4,415,000	4,591,508
Columbia Limited Duration Credit Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2025	3.450%	1,825,000	1,909,164
Pinnacle West Capital Corp.
06/15/2025	1.300%	6,140,000	6,226,824
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	6,035,000	6,121,636
06/15/2024	2.875%	6,373,000	6,831,728
Southern Co. (The)
07/01/2021	2.350%	11,160,000	11,290,013
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,391,358
06/15/2025	3.550%	4,475,000	4,979,707
Xcel Energy, Inc.
03/15/2021	2.400%	7,445,000	7,487,532
10/15/2023	0.500%	4,330,000	4,326,249
Total			190,785,201
Environmental 0.5%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	4,675,000	4,696,465
Finance Companies 0.7%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	6,240,000	6,691,612
Food and Beverage 8.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2026	3.650%	1,163,000	1,305,945
Bacardi Ltd.(b)
05/15/2025	4.450%	9,206,000	10,342,104
07/15/2026	2.750%	13,046,000	13,578,109
Conagra Brands, Inc.
11/01/2025	4.600%	6,260,000	7,264,478
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	11,320,000	11,551,653
Molson Coors Brewing Co.
07/15/2021	2.100%	5,413,000	5,468,937
Mondelez International Holdings Netherlands BV(b)
10/28/2021	2.000%	12,575,000	12,757,913
Mondelez International, Inc.
07/01/2022	0.625%	11,825,000	11,869,023
Nestlé Holdings, Inc.(b)
01/15/2024	0.375%	8,213,000	8,183,993
Total			82,322,155
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.3%
Becton Dickinson and Co.
11/08/2021	3.125%	7,507,000	7,705,013
06/06/2022	2.894%	4,705,000	4,867,174
06/06/2024	3.363%	5,710,000	6,160,303
Cigna Corp.
10/15/2028	4.375%	9,240,000	10,934,345
CVS Health Corp.
03/25/2028	4.300%	14,255,000	16,532,252
HCA, Inc.
02/01/2025	5.375%	4,175,000	4,625,975
Total			50,825,062
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,345,656
Centene Corp.
12/15/2027	4.250%	5,524,000	5,812,911
Total			9,158,567
Independent Energy 0.5%
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,635,000	4,906,832
Integrated Energy 0.6%
Cenovus Energy, Inc.
07/15/2025	5.375%	2,610,000	2,753,360
04/15/2027	4.250%	2,615,000	2,653,746
Total			5,407,106
Life Insurance 12.6%
AIG Global Funding(b)
07/07/2023	0.800%	3,610,000	3,633,867
09/22/2025	0.900%	7,845,000	7,805,037
Five Corners Funding Trust(b)
11/15/2023	4.419%	12,235,000	13,578,481
Guardian Life Global Funding(b)
05/06/2024	2.900%	9,895,000	10,630,927
MassMutual Global Funding II(b)
07/01/2022	2.250%	4,609,000	4,752,369
06/22/2024	2.750%	12,010,000	12,862,935
Metropolitan Life Global Funding I(b)
06/08/2023	0.900%	5,065,000	5,120,001
07/02/2025	0.950%	4,310,000	4,342,547
New York Life Global Funding(b)
10/21/2023	0.400%	9,320,000	9,312,274
Pacific Life Global Funding II(b)
09/23/2023	0.500%	3,330,000	3,328,316
06/24/2025	1.200%	7,355,000	7,426,227

2	Columbia Limited Duration Credit Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	17,238,000	18,969,214
Principal Life Global Funding II(b)
11/21/2024	2.250%	16,680,000	17,627,776
Total			119,389,971
Media and Entertainment 0.4%
Discovery Communications LLC
06/15/2025	3.950%	3,520,000	3,940,825
Midstream 5.8%
Energy Transfer Partners LP
01/15/2026	4.750%	2,090,000	2,244,494
Enterprise Products Operating LLC
02/15/2021	2.800%	3,665,000	3,690,563
Kinder Morgan, Inc.
06/01/2025	4.300%	1,940,000	2,179,985
MPLX LP
12/01/2027	4.250%	7,520,000	8,352,172
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	15,275,000	16,220,275
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	4,714,000	4,772,542
Western Gas Partners LP
07/01/2026	4.650%	6,000,000	5,748,751
Williams Companies, Inc. (The)
09/15/2025	4.000%	10,315,000	11,423,798
Total			54,632,580
Natural Gas 1.8%
NiSource Finance Corp.
05/15/2027	3.490%	15,389,000	17,126,625
Pharmaceuticals 4.0%
AbbVie, Inc.(b)
11/21/2026	2.950%	23,829,000	26,059,537
Amgen, Inc.
11/15/2021	3.875%	5,294,572	5,437,205
05/11/2022	2.650%	6,045,000	6,239,358
Total			37,736,100
Railroads 0.3%
Norfolk Southern Corp.
04/01/2022	3.000%	3,085,000	3,178,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.7%
Kroger Co. (The)
11/01/2021	2.950%	1,952,000	1,997,269
04/15/2022	3.400%	4,453,000	4,612,299
Total			6,609,568
Technology 2.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	15,955,000	17,637,633
Microchip Technology, Inc.(b)
09/01/2023	2.670%	2,375,000	2,463,733
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	2,225,000	2,364,124
Total			22,465,490
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(b)
11/15/2024	3.850%	3,422,000	3,761,849
Wireless 1.4%
American Tower Corp.
01/15/2027	3.125%	2,265,000	2,464,317
T-Mobile USA, Inc.(b)
04/15/2025	3.500%	9,840,000	10,790,321
Total			13,254,638
Wirelines 0.5%
Telefonica Emisiones SAU
03/08/2027	4.103%	3,910,000	4,432,837
Total Corporate Bonds & Notes (Cost $757,777,995)			781,215,911

U.S. Treasury Obligations 6.4%

U.S. Treasury
08/15/2022	1.500%	58,950,300	60,366,489
Total U.S. Treasury Obligations (Cost $60,317,505)			60,366,489

Money Market Funds 10.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(d),(e)	101,659,459	101,649,293
Total Money Market Funds (Cost $101,652,819)		101,649,293
Total Investments in Securities (Cost: $919,748,319)		943,231,693
Other Assets & Liabilities, Net		4,577,733
Net Assets		947,809,426

Columbia Limited Duration Credit Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2020 (Unaudited)
At October 31, 2020, securities and/or cash totaling $1,092,633 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	721	12/2020	USD	159,228,344	—	(38,262)
U.S. Treasury 5-Year Note	153	12/2020	USD	19,217,039	145	—
Total					145	(38,262)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(831)	12/2020	USD	(114,859,781)	904,907	—
U.S. Ultra Bond 10-Year Note	(18)	12/2020	USD	(2,831,063)	46,886	—
Total					951,793	—
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $248,515,351, which represents 26.22% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	50,394,374	164,280,922	(113,022,477)	(3,526)	101,649,293	(5,454)	26,258	101,659,459
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2020

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT183_07_K01_(12/20)